Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
January 31, 2024
IVF-NPRT1-0324
1.813010.119
Common Stocks - 99.7%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	49,327	84,438,452
Canada - 10.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,388,246	81,346,290
Brookfield Asset Management Ltd. Class A (b)	1,885,460	75,776,637
Canadian National Railway Co.	618,145	76,681,337
Canadian Pacific Kansas City Ltd.	998,855	80,379,428
CGI, Inc. Class A (sub. vtg.) (a)	614,630	68,830,148
Constellation Software, Inc.	37,223	102,878,840
Constellation Software, Inc. warrants 8/22/28 (a)(c)	38,399	3
Thomson Reuters Corp.	533,256	79,172,323
TOTAL CANADA		565,065,006
China - 1.6%
PDD Holdings, Inc. ADR (a)	636,116	80,704,037
Denmark - 4.4%
DSV A/S	447,698	80,097,570
Novo Nordisk A/S Series B	1,311,291	149,886,414
TOTAL DENMARK		229,983,984
France - 15.7%
Air Liquide SA	444,365	83,155,531
Airbus Group NV	509,793	81,202,833
Capgemini SA	381,211	85,361,163
Dassault Systemes SA	1,842,786	95,526,871
EssilorLuxottica SA	391,949	77,218,503
Hermes International SCA	38,976	82,465,205
L'Oreal SA	198,846	95,158,620
LVMH Moet Hennessy Louis Vuitton SE	156,310	130,059,136
Safran SA	430,733	80,421,647
TOTAL FRANCE		810,569,509
Germany - 3.5%
Infineon Technologies AG	2,149,806	78,375,297
SAP SE	605,858	104,962,803
TOTAL GERMANY		183,338,100
India - 8.7%
Axis Bank Ltd.	5,571,916	71,608,967
HCL Technologies Ltd.	4,741,828	89,893,298
HDFC Bank Ltd.	4,377,516	76,949,198
ICICI Bank Ltd.	6,670,818	82,583,384
ITC Ltd.	9,089,750	48,301,024
Larsen & Toubro Ltd.	1,954,995	81,811,072
TOTAL INDIA		451,146,943
Indonesia - 1.5%
PT Bank Central Asia Tbk	123,704,931	74,844,755
Ireland - 1.5%
Kingspan Group PLC (Ireland)	942,698	76,978,543
Italy - 1.6%
Ferrari NV (Italy)	233,814	81,793,419
Japan - 9.4%
Hoya Corp.	505,899	64,263,938
Keyence Corp.	199,205	89,123,894
OBIC Co. Ltd.	452,631	69,528,490
Renesas Electronics Corp. (a)	3,989,000	65,449,864
Shin-Etsu Chemical Co. Ltd.	2,275,016	89,549,618
Tokyo Electron Ltd.	569,170	105,622,275
TOTAL JAPAN		483,538,079
Netherlands - 6.6%
ASM International NV (Netherlands)	164,986	92,038,651
ASML Holding NV (Netherlands)	188,955	163,935,118
Wolters Kluwer NV	581,290	85,749,314
TOTAL NETHERLANDS		341,723,083
Sweden - 1.6%
Atlas Copco AB (A Shares)	5,142,852	82,076,951
Switzerland - 1.8%
UBS Group AG	3,147,791	94,803,973
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,640,847	173,012,726
United Kingdom - 11.5%
3i Group PLC	1,686,497	52,795,703
Ashtead Group PLC	1,165,310	76,822,999
AstraZeneca PLC (United Kingdom)	529,251	70,166,427
BAE Systems PLC	5,023,057	74,924,526
Compass Group PLC	3,012,287	82,969,748
London Stock Exchange Group PLC	644,468	72,898,396
RELX PLC (London Stock Exchange)	2,310,636	95,369,357
Sage Group PLC	4,556,022	68,015,914
TOTAL UNITED KINGDOM		593,963,070
United States of America - 14.5%
Alphabet, Inc. Class A (a)	517,400	72,487,740
Linde PLC	184,411	74,655,105
Marsh & McLennan Companies, Inc.	377,899	73,251,942
MasterCard, Inc. Class A	150,249	67,496,358
Moody's Corp.	207,517	81,354,965
NVIDIA Corp.	107,143	65,921,874
S&P Global, Inc.	173,267	77,684,259
Schneider Electric SA	486,246	95,523,091
Visa, Inc. Class A	254,416	69,521,716
Waste Connections, Inc. (Canada)	469,366	72,863,534
TOTAL UNITED STATES OF AMERICA		750,760,584
TOTAL COMMON STOCKS (Cost $3,637,911,271)		5,158,741,214

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	80,195,117	80,211,156
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	26,448,955	26,451,600
TOTAL MONEY MARKET FUNDS (Cost $106,662,756)		106,662,756

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,744,574,027)	5,265,403,970
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(93,339,789)
NET ASSETS - 100.0%	5,172,064,181

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	69,951,135	407,399,925	397,139,904	903,315	-	-	80,211,156	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	12,706,225	226,761,249	213,015,874	8,192	-	-	26,451,600	0.1%
Total	82,657,360	634,161,174	610,155,778	911,507	-	-	106,662,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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